19. Financial instruments (Details 5) R$ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)
Fair Value Hedge (Fixed Rate) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	101.44% of CDI
Financial Baseline	R$ (86)
Financial projected scenario 1	(211)
Financial projected scenario 2	(214)
Financial projected scenario 3	R$ (218)
Fair Value Hedge (Exchange Rate) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	118.27% of CDI
Financial Baseline	R$ (831)
Financial projected scenario 1	(860)
Financial projected scenario 2	(904)
Financial projected scenario 3	R$ (916)
Debentures and Promissory Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	132.69% of CDI
Financial Baseline	R$ (10,853)
Financial projected scenario 1	(11,380)
Financial projected scenario 2	(11,512)
Financial projected scenario 3	R$ (11,644)
Debentures (2nd Issue CRA) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	96.00% of CDI
Financial Baseline	R$ (1,091)
Financial projected scenario 1	(1,142)
Financial projected scenario 2	(1,154)
Financial projected scenario 3	R$ (1,167)
Bank Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	124.49% of CDI
Financial Baseline	R$ (1,008)
Financial projected scenario 1	(1,058)
Financial projected scenario 2	(1,071)
Financial projected scenario 3	(1,083)
Total Borrowings and Financing Exposure [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Baseline	(13,869)
Financial projected scenario 1	(14,651)
Financial projected scenario 2	(14,855)
Financial projected scenario 3	R$ (15,028)
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	89.94% of CDI	[1]
Financial Baseline	R$ 4,471	[1]
Financial projected scenario 1	4,468	[1]
Financial projected scenario 2	4,717	[1]
Financial projected scenario 3	4,766	[1]
Net Exposure [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Baseline	(9,398)
Financial projected scenario 1	(10,183)
Financial projected scenario 2	(10,138)
Financial projected scenario 3	(10,262)
Net Effect - Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Financial projected scenario 1	(785)
Financial projected scenario 2	(740)
Financial projected scenario 3	R$ (864)

[1]	Weighted average